Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 19, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jul. 31, 2019 SFr / shares shares	Mar. 31, 2018 SFr / shares shares
Disclosure of classes of share capital [Line Items]
Share capital					$ 3,499	$ 3,420
Issuance Of Issuance Of Non Vested Non Voting Shares Fully Paid | shares					168,641	430,625
Nominal value per share of non-voting shares | $ / shares					$ 0.0769
Issuance of shares | shares								3,064,048	3,499,990
Par value per share | SFr / shares								SFr 0.0769	SFr 0.0769
Share issue related cost				$ 11	$ 130	$ 6,160	$ 11,964
2013 Equity Incentive Plan [Member]
Disclosure of classes of share capital [Line Items]
Nominal value per share of non-voting shares | $ / shares					$ 0.0769
Issuance of shares | shares					261,984	347,509
Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares					3,975,516	1,602,601
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Share capital					$ 3,500	$ 3,400
Number of shares issued and fully paid | shares					44,423,448	43,443,911	36,342,945
IPO [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares	306,721
Share issue related cost	$ 300
Share price | $ / shares	$ 15.39
Proceeds from issue of common shares	$ 4,700
IPO [Member] | Underwritten public offering [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares		4,750,000
Share issue related cost		$ 5,300
Share price | $ / shares		$ 15.39
Proceeds from issue of common shares		$ 73,100
IPO [Member] | Follow-on offering [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares	712,500	712,500
IPO [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares			1,600,851
Share issue related cost			$ 600
Share price | $ / shares			$ 12.50
Proceeds from sale of treasury shares			$ 20,000
ATM [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued | shares					691,133
Share issue related cost					$ 100
Share price | $ / shares					$ 5.14
Proceeds from sale of treasury shares					$ 3,600